Risk and Capital Management - Summary of Liquidity Indicators (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of liquidity risk indicators [abstract]
Present value of financial assets	R$ 1,001,240	R$ 933,686